Schedule of Disclosure of Share-based Compensation Arrangements by Share-based Payment Award (Details) (USD $)	12 Months Ended
Feb. 28, 2014
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 1	$ 2.45
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 2	2.99
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 3	667,000
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 4	6.25
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 5	2.45
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 6	667,000
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 7	2.45
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 8	3.00
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 9	3.99
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 10	170,553
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 11	4.80
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 12	3.19
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 13	163,043
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 14	3.18
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 15	4.00
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 16	5.99
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 17	38,016
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 18	0.48
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 19	5.13
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 20	38,016
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 21	5.13
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 22	6.00
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 23	24.65
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 24	48,000
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 25	3.68
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 26	9.33
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 27	48,000
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 28	9.33
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 29	923,569
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 30	$ 916,059